[logo] PIONEER Investments(R)






March 21, 2011


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:  Pioneer Series Trust VII (the "Trust")
     File Nos. 333-62166 and 811-10395
     CIK No. 0001140157


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectus and Statement of Additional Information relating to the offering of Pioneer Global High Yield Fund Class A, Class B, Class C, Class Y and Class Z shares and the form of prospectus and Statement of Additional Information relating to the offering of Pioneer Global Aggregate Bond Fund Class A, Class C and Class Y shares do not differ from those contained in Post-Effective Amendment No. 17 to the Trust's registration statement on Form N-1A filed electronically with the Commission on March 18, 2011 (SEC Accession No. 0001140157-11-000011).

If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4519.


Very truly yours,



/s/ Kathleen H. Alexander
-------------------------
    Kathleen H. Alexander
    Legal Product Manager


cc:     Christopher J. Kelley, Esq.
        Toby R. Serkin, Esq.



Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820


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